September 30, 2025
2025 Quarterly Report (Unaudited)

Master Investment Portfolio
• S&P 500 Index Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)(b)	71,760	$ 51,497,846
Boeing Co.(a)	690,301	148,987,665
General Dynamics Corp.	232,229	79,190,089
General Electric Co.	969,337	291,595,956
Howmet Aerospace, Inc.	366,639	71,945,571
Huntington Ingalls Industries, Inc.	36,487	10,504,972
L3Harris Technologies, Inc.	169,510	51,770,049
Lockheed Martin Corp.	187,799	93,751,139
Northrop Grumman Corp.	122,667	74,743,457
RTX Corp.	1,223,548	204,736,287
Textron, Inc.	163,640	13,825,944
TransDigm Group, Inc.	51,909	68,417,100
		1,160,966,075
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	108,788	14,403,531
Expeditors International of Washington, Inc.	126,689	15,530,805
FedEx Corp.	198,382	46,780,459
United Parcel Service, Inc., Class B	667,419	55,749,509
		132,464,304
Automobile Components — 0.0%
Aptiv PLC(a)	201,151	17,343,239
Automobiles — 2.4%
Ford Motor Co.	3,612,415	43,204,483
General Motors Co.	870,285	53,061,276
Tesla, Inc.(a)	2,565,066	1,140,736,152
		1,237,001,911
Banks — 3.5%
Bank of America Corp.	6,228,968	321,352,459
Citigroup, Inc.	1,682,747	170,798,821
Citizens Financial Group, Inc.	397,412	21,126,422
Fifth Third Bancorp	594,746	26,495,934
Huntington Bancshares, Inc.	1,346,498	23,254,020
JPMorgan Chase & Co.	2,513,523	792,840,560
KeyCorp	851,967	15,923,263
M&T Bank Corp.	142,844	28,228,831
PNC Financial Services Group, Inc.	358,772	72,088,058
Regions Financial Corp.	834,534	22,006,662
Truist Financial Corp.	1,178,660	53,888,335
U.S. Bancorp	1,415,009	68,387,385
Wells Fargo & Co.	2,928,234	245,444,574
		1,861,835,324
Beverages — 1.0%
Brown-Forman Corp., Class B	171,896	4,654,944
Coca-Cola Co.	3,540,546	234,809,011
Constellation Brands, Inc., Class A	130,510	17,575,782
Keurig Dr. Pepper, Inc.	1,243,512	31,721,991
Molson Coors Beverage Co., Class B	161,542	7,309,775
Monster Beverage Corp.(a)	643,891	43,340,303
PepsiCo, Inc.	1,251,460	175,755,042
		515,166,848
Biotechnology — 1.6%
AbbVie, Inc.	1,614,793	373,889,171
Amgen, Inc.	491,920	138,819,824
Biogen, Inc.(a)	134,491	18,839,499
Gilead Sciences, Inc.	1,134,210	125,897,310
Security	Shares	Value
Biotechnology (continued)
Incyte Corp.(a)	146,959	$ 12,463,593
Moderna, Inc.(a)(b)	316,532	8,176,021
Regeneron Pharmaceuticals, Inc.	93,118	52,357,458
Vertex Pharmaceuticals, Inc.(a)	233,940	91,620,262
		822,063,138
Broadline Retail — 3.8%
Amazon.com, Inc.(a)	8,871,309	1,947,873,316
eBay, Inc.	423,095	38,480,490
		1,986,353,806
Building Products — 0.5%
A.O. Smith Corp.	105,329	7,732,202
Allegion PLC	80,857	14,339,989
Builders FirstSource, Inc.(a)	101,737	12,335,611
Carrier Global Corp.	733,690	43,801,293
Johnson Controls International PLC	596,750	65,612,663
Lennox International, Inc.	29,620	15,679,643
Masco Corp.	193,016	13,586,396
Trane Technologies PLC	202,663	85,515,680
		258,603,477
Capital Markets — 3.5%
Ameriprise Financial, Inc.	86,026	42,260,273
Bank of New York Mellon Corp.	644,654	70,241,500
Blackrock, Inc.(c)	131,642	153,477,459
Blackstone, Inc., Class A	672,637	114,920,031
Cboe Global Markets, Inc.	96,312	23,620,518
Charles Schwab Corp.	1,559,717	148,906,182
CME Group, Inc., Class A	331,841	89,660,120
Coinbase Global, Inc., Class A(a)	206,728	69,768,633
FactSet Research Systems, Inc.	34,333	9,836,061
Franklin Resources, Inc.	275,817	6,379,647
Goldman Sachs Group, Inc.	276,714	220,361,194
Interactive Brokers Group, Inc., Class A	403,498	27,764,697
Intercontinental Exchange, Inc.	522,369	88,008,729
Invesco Ltd.	420,219	9,639,824
KKR & Co., Inc., Class A	623,139	80,976,913
Moody’s Corp.	140,597	66,991,659
Morgan Stanley	1,108,988	176,284,732
MSCI, Inc., Class A	70,941	40,252,633
Nasdaq, Inc.	414,355	36,649,700
Northern Trust Corp.	172,199	23,177,985
Raymond James Financial, Inc.	160,864	27,765,126
Robinhood Markets, Inc., Class A(a)	707,473	101,295,984
S&P Global, Inc.	285,653	139,030,172
State Street Corp.	254,884	29,569,093
T. Rowe Price Group, Inc.	204,281	20,967,402
		1,817,806,267
Chemicals — 1.1%
Air Products and Chemicals, Inc.	204,384	55,739,605
Albemarle Corp.	108,311	8,781,856
CF Industries Holdings, Inc.	149,855	13,441,994
Corteva, Inc.	616,881	41,719,662
Dow, Inc.	659,194	15,115,318
DuPont de Nemours, Inc.	386,723	30,125,722
Eastman Chemical Co.	108,897	6,865,956
Ecolab, Inc.	231,858	63,496,632
International Flavors & Fragrances, Inc.	235,123	14,469,469
Linde PLC	428,626	203,597,350
LyondellBasell Industries NV, Class A	240,310	11,784,802

Schedule of Investments (unaudited)(continued)
September 30, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Mosaic Co.	295,160	$ 10,236,149
PPG Industries, Inc.	208,203	21,884,217
Sherwin-Williams Co.	212,128	73,451,441
		570,710,173
Commercial Services & Supplies — 0.5%
Cintas Corp.	315,419	64,742,904
Copart, Inc.(a)	809,813	36,417,291
Republic Services, Inc.	186,609	42,823,033
Rollins, Inc.	257,202	15,108,046
Veralto Corp.	230,462	24,569,554
Waste Management, Inc.	338,363	74,720,701
		258,381,529
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	942,088	137,271,642
Cisco Systems, Inc.	3,619,795	247,666,374
F5, Inc.(a)	52,820	17,070,896
Motorola Solutions, Inc.	151,714	69,377,295
		471,386,207
Construction & Engineering — 0.2%
EMCOR Group, Inc.	40,918	26,577,878
Quanta Services, Inc.(b)	136,178	56,434,887
		83,012,765
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	55,520	34,993,146
Vulcan Materials Co.	121,949	37,513,951
		72,507,097
Consumer Finance — 0.6%
American Express Co.	496,157	164,803,509
Capital One Financial Corp.	584,561	124,265,977
Synchrony Financial	335,835	23,861,077
		312,930,563
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	405,378	375,230,038
Dollar General Corp.	201,488	20,823,785
Dollar Tree, Inc.(a)(b)	173,300	16,354,321
Kroger Co.	548,879	36,999,934
Sysco Corp.	434,048	35,739,512
Target Corp.	419,689	37,646,103
Walmart, Inc.	4,012,152	413,492,385
		936,286,078
Containers & Packaging — 0.2%
Amcor PLC	2,084,304	17,049,607
Avery Dennison Corp.	72,987	11,836,302
Ball Corp.	256,645	12,940,041
International Paper Co.	486,245	22,561,768
Packaging Corp. of America	81,722	17,809,675
Smurfit WestRock PLC	461,714	19,655,165
		101,852,558
Distributors — 0.1%
Genuine Parts Co.	127,142	17,621,881
LKQ Corp.	244,023	7,452,463
Pool Corp.	30,019	9,307,991
		34,382,335
Security	Shares	Value
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	6,536,097	$ 184,579,379
Verizon Communications, Inc.	3,854,101	169,387,739
		353,967,118
Electric Utilities — 1.5%
Alliant Energy Corp.	237,994	16,043,176
American Electric Power Co., Inc.	491,153	55,254,712
Constellation Energy Corp.	285,437	93,928,754
Duke Energy Corp.	715,332	88,522,335
Edison International	354,532	19,598,529
Entergy Corp.	407,681	37,991,792
Evergy, Inc.	211,153	16,051,851
Eversource Energy	337,491	24,009,110
Exelon Corp.	932,811	41,985,823
FirstEnergy Corp.	478,825	21,939,761
NextEra Energy, Inc.	1,882,380	142,100,866
NRG Energy, Inc.	173,943	28,170,069
PG&E Corp.	2,028,414	30,588,483
Pinnacle West Capital Corp.	110,533	9,910,389
PPL Corp.	681,022	25,306,778
Southern Co.	1,001,131	94,877,185
Xcel Energy, Inc.	531,671	42,879,266
		789,158,879
Electrical Equipment — 0.9%
AMETEK, Inc.	211,744	39,807,872
Eaton Corp. PLC	355,855	133,178,734
Emerson Electric Co.	511,368	67,081,254
GE Vernova, Inc.	248,837	153,009,871
Generac Holdings, Inc.(a)	54,235	9,078,939
Hubbell, Inc.	49,639	21,360,158
Rockwell Automation, Inc.	101,597	35,511,200
		459,028,028
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	1,115,087	137,992,016
CDW Corp./DE	121,738	19,390,429
Corning, Inc.	708,245	58,097,337
Jabil, Inc.	99,325	21,570,410
Keysight Technologies, Inc.(a)	158,813	27,779,570
TE Connectivity PLC	272,184	59,752,554
Teledyne Technologies, Inc.(a)	41,714	24,446,073
Trimble, Inc.(a)	220,982	18,043,180
Zebra Technologies Corp., Class A(a)	47,132	14,005,745
		381,077,314
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	909,150	44,293,788
Halliburton Co.	757,676	18,638,829
Schlumberger NV	1,359,386	46,722,097
		109,654,714
Entertainment — 1.6%
Electronic Arts, Inc.	205,632	41,475,975
Live Nation Entertainment, Inc.(a)	145,018	23,695,941
Netflix, Inc.(a)	388,421	465,685,705
Take-Two Interactive Software, Inc.(a)	156,051	40,317,336
TKO Group Holdings, Inc., Class A	62,222	12,566,355
Walt Disney Co.	1,643,474	188,177,773
Warner Bros Discovery, Inc., Class A(a)	2,263,079	44,197,933
		816,117,018
Financial Services — 4.0%
Apollo Global Management, Inc.	417,809	55,681,405
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Berkshire Hathaway, Inc., Class B(a)	1,676,199	$ 842,692,285
Block, Inc., Class A(a)	499,469	36,096,625
Corpay, Inc.(a)	65,175	18,774,311
Fidelity National Information Services, Inc.	484,748	31,964,283
Fiserv, Inc.(a)	496,893	64,064,415
Global Payments, Inc.	224,988	18,692,003
Jack Henry & Associates, Inc.	65,638	9,775,467
Mastercard, Inc., Class A	754,574	429,209,237
PayPal Holdings, Inc.(a)	873,302	58,563,632
Visa, Inc., A Shares	1,552,749	530,077,454
		2,095,591,117
Food Products — 0.5%
Archer-Daniels-Midland Co.	439,711	26,268,335
Bunge Global SA	121,411	9,864,644
Campbell’s Co.	184,501	5,826,542
Conagra Brands, Inc.	428,805	7,851,420
General Mills, Inc.	483,499	24,378,020
Hershey Co.	137,089	25,642,497
Hormel Foods Corp.	265,222	6,561,592
J.M. Smucker Co.	96,634	10,494,452
Kellanova	246,792	20,241,880
Kraft Heinz Co.	758,718	19,757,017
Lamb Weston Holdings, Inc.	132,939	7,721,097
McCormick & Co., Inc.	233,198	15,603,278
Mondelez International, Inc., Class A	1,179,935	73,710,539
Tyson Foods, Inc., Class A	267,818	14,542,517
		268,463,830
Gas Utilities — 0.0%
Atmos Energy Corp.	145,784	24,892,618
Ground Transportation — 0.9%
CSX Corp.	1,697,384	60,274,106
JB Hunt Transport Services, Inc.	71,067	9,535,059
Norfolk Southern Corp.	205,080	61,608,083
Old Dominion Freight Line, Inc.	170,546	24,009,466
Uber Technologies, Inc.(a)	1,906,261	186,756,390
Union Pacific Corp.	542,092	128,134,286
		470,317,390
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	1,590,937	213,090,102
Align Technology, Inc.(a)	56,792	7,111,494
Baxter International, Inc.	484,238	11,026,099
Becton Dickinson & Co.	264,380	49,484,005
Boston Scientific Corp.(a)	1,353,445	132,136,835
Cooper Cos., Inc.(a)	182,897	12,539,418
Dexcom, Inc.(a)	362,174	24,370,689
Edwards Lifesciences Corp.(a)	541,313	42,097,912
GE HealthCare Technologies, Inc.(a)	421,182	31,630,768
Hologic, Inc.(a)	204,261	13,785,575
IDEXX Laboratories, Inc.(a)(b)	72,255	46,162,997
Insulet Corp.(a)	64,441	19,894,870
Intuitive Surgical, Inc.(a)	327,680	146,548,326
Medtronic PLC	1,171,192	111,544,326
ResMed, Inc.	135,142	36,992,420
Solventum Corp.(a)	131,883	9,627,459
STERIS PLC	91,043	22,527,680
Stryker Corp.	314,339	116,201,698
Zimmer Biomet Holdings, Inc.	182,436	17,969,946
		1,064,742,619
Security	Shares	Value
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	220,075	$ 34,542,972
Cencora, Inc.	177,222	55,387,192
Centene Corp.(a)	426,493	15,217,270
Cigna Group	242,769	69,978,164
CVS Health Corp.	1,164,783	87,812,990
DaVita, Inc.(a)	30,788	4,090,802
Elevance Health, Inc.	204,882	66,201,472
HCA Healthcare, Inc.	149,724	63,812,369
Henry Schein, Inc.(a)	94,222	6,253,514
Humana, Inc.	110,981	28,873,927
Labcorp Holdings, Inc.	76,981	22,098,166
McKesson Corp.	113,698	87,836,253
Molina Healthcare, Inc.(a)(b)	51,216	9,800,694
Quest Diagnostics, Inc.	102,406	19,516,535
UnitedHealth Group, Inc.	827,868	285,862,820
Universal Health Services, Inc., Class B	52,654	10,764,584
		868,049,724
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	143,991	12,000,210
Healthpeak Properties, Inc.	628,417	12,034,186
Ventas, Inc.	417,414	29,214,806
Welltower, Inc.	611,367	108,908,917
		162,158,119
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	570,462	9,709,263
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)	390,772	47,447,536
Booking Holdings, Inc.	29,626	159,958,773
Carnival Corp.(a)	972,983	28,128,939
Chipotle Mexican Grill, Inc.(a)	1,221,607	47,874,778
Darden Restaurants, Inc.	107,582	20,479,309
Domino’s Pizza, Inc.	28,550	12,325,320
DoorDash, Inc., Class A(a)	338,371	92,033,528
Expedia Group, Inc.	106,388	22,740,435
Hilton Worldwide Holdings, Inc.	214,559	55,665,187
Las Vegas Sands Corp.	282,357	15,187,983
Marriott International, Inc., Class A	205,199	53,442,028
McDonald’s Corp.	652,298	198,226,839
MGM Resorts International(a)(b)	184,318	6,388,462
Norwegian Cruise Line Holdings Ltd.(a)	409,414	10,083,867
Royal Caribbean Cruises Ltd.	230,717	74,655,407
Starbucks Corp.	1,034,643	87,530,798
Wynn Resorts Ltd.(b)	81,473	10,450,542
Yum! Brands, Inc.	255,961	38,906,072
		981,525,803
Household Durables — 0.3%
DR Horton, Inc.	254,031	43,050,633
Garmin Ltd.	142,030	34,970,627
Lennar Corp., Class A	205,073	25,847,401
Mohawk Industries, Inc.(a)	47,153	6,078,965
NVR, Inc.(a)	2,602	20,906,185
PulteGroup, Inc.	177,439	23,445,015
		154,298,826
Household Products — 0.9%
Church & Dwight Co., Inc.	224,966	19,713,771
Clorox Co.	114,557	14,124,878
Colgate-Palmolive Co.	734,193	58,691,388

Schedule of Investments (unaudited)(continued)
September 30, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	306,850	$ 38,153,729
Procter & Gamble Co.	2,141,138	328,985,854
		459,669,620
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	654,933	8,618,918
Vistra Corp.	291,129	57,037,994
		65,656,912
Industrial Conglomerates — 0.4%
3M Co.	486,872	75,552,797
Honeywell International, Inc.	580,353	122,164,306
		197,717,103
Industrial REITs — 0.2%
Prologis, Inc.	845,784	96,859,184
Insurance — 1.8%
Aflac, Inc.	439,995	49,147,442
Allstate Corp.	239,071	51,316,590
American International Group, Inc.	506,410	39,773,441
Aon PLC, Class A	198,636	70,829,625
Arch Capital Group Ltd.	347,655	31,542,738
Arthur J Gallagher & Co.	236,297	73,190,633
Assurant, Inc.	45,724	9,903,818
Brown & Brown, Inc.(b)	256,365	24,044,473
Chubb Ltd.	338,928	95,662,428
Cincinnati Financial Corp.	142,568	22,540,001
Erie Indemnity Co., Class A	22,524	7,166,236
Everest Group Ltd.	39,262	13,750,730
Globe Life, Inc.	77,250	11,044,433
Hartford Insurance Group, Inc.	253,725	33,844,378
Loews Corp.	159,174	15,979,478
Marsh & McLennan Cos., Inc.	448,648	90,416,031
MetLife, Inc.	506,796	41,744,787
Principal Financial Group, Inc.	190,497	15,794,106
Progressive Corp.	535,847	132,327,417
Prudential Financial, Inc.	317,015	32,887,136
Travelers Cos., Inc.	205,793	57,461,521
W.R. Berkley Corp.	277,622	21,271,398
Willis Towers Watson PLC	87,618	30,267,638
		971,906,478
Interactive Media & Services — 7.2%
Alphabet, Inc., Class A	5,317,263	1,292,626,635
Alphabet, Inc., Class C	4,268,618	1,039,621,914
Match Group, Inc.	205,662	7,263,982
Meta Platforms, Inc., Class A	1,982,627	1,456,001,616
		3,795,514,147
IT Services — 0.9%
Accenture PLC, Class A	569,344	140,400,230
Akamai Technologies, Inc.(a)	124,802	9,455,000
Cognizant Technology Solutions Corp., Class A	458,247	30,734,626
EPAM Systems, Inc.(a)	52,558	7,925,221
Gartner, Inc.(a)(b)	67,668	17,787,887
GoDaddy, Inc., Class A(a)	123,634	16,916,840
International Business Machines Corp.	851,492	240,256,983
VeriSign, Inc.	74,702	20,884,438
		484,361,225
Leisure Products — 0.0%
Hasbro, Inc.	122,350	9,280,248
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	262,874	33,739,878
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bio-Techne Corp.	141,448	$ 7,868,752
Charles River Laboratories International, Inc.(a)	45,617	7,137,236
Danaher Corp.	581,772	115,342,117
IQVIA Holdings, Inc.(a)(b)	152,861	29,034,418
Mettler-Toledo International, Inc.(a)	18,539	22,758,662
Revvity, Inc.	107,107	9,387,929
Thermo Fisher Scientific, Inc.	345,171	167,414,838
Waters Corp.(a)	55,028	16,497,945
West Pharmaceutical Services, Inc.	66,235	17,375,427
		426,557,202
Machinery — 1.5%
Caterpillar, Inc.	428,232	204,330,899
Cummins, Inc.	125,130	52,851,158
Deere & Co.	230,231	105,275,427
Dover Corp.	126,158	21,046,939
Fortive Corp.	314,768	15,420,484
IDEX Corp.	68,305	11,117,322
Illinois Tool Works, Inc.	241,718	63,030,386
Ingersoll Rand, Inc.(b)	330,610	27,314,998
Nordson Corp.	49,068	11,135,983
Otis Worldwide Corp.	351,943	32,178,148
PACCAR, Inc.	483,040	47,492,493
Parker-Hannifin Corp.	117,583	89,145,551
Pentair PLC	150,906	16,714,349
Snap-on, Inc.	48,128	16,677,796
Stanley Black & Decker, Inc.	142,291	10,576,490
Westinghouse Air Brake Technologies Corp.	157,421	31,558,188
Xylem, Inc./New York	224,816	33,160,360
		789,026,971
Media — 0.4%
Charter Communications, Inc., Class A(a)(b)	83,459	22,959,988
Comcast Corp., Class A	3,366,377	105,771,566
Fox Corp., Class A	196,747	12,406,866
Fox Corp., Class B	124,511	7,133,235
Interpublic Group of Cos., Inc.	339,491	9,475,194
News Corp., Class A	352,059	10,811,732
News Corp., Class B	99,007	3,420,692
Omnicom Group, Inc.	179,017	14,595,256
Paramount Skydance Corp., Class B(b)	287,123	5,432,367
Trade Desk, Inc., Class A(a)(b)	410,022	20,095,178
		212,102,074
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,318,925	51,728,239
Newmont Corp.	1,004,082	84,654,153
Nucor Corp.	212,455	28,772,781
Steel Dynamics, Inc.	126,338	17,615,307
		182,770,480
Multi-Utilities — 0.6%
Ameren Corp.	247,902	25,876,011
CenterPoint Energy, Inc.	603,809	23,427,789
CMS Energy Corp.	273,405	20,029,650
Consolidated Edison, Inc.	329,383	33,109,579
Dominion Energy, Inc.	789,781	48,310,904
DTE Energy Co.	185,564	26,244,317
NiSource, Inc.	429,563	18,600,078
Public Service Enterprise Group, Inc.	450,798	37,623,601
Sempra	603,036	54,261,179
WEC Energy Group, Inc.	293,749	33,660,698
		321,143,806
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs — 0.0%
BXP, Inc.	134,395	$ 9,990,924
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	324,572	7,880,608
Chevron Corp.	1,759,213	273,188,187
ConocoPhillips	1,141,646	107,988,295
Coterra Energy, Inc.	705,210	16,678,217
Devon Energy Corp.	570,165	19,989,985
Diamondback Energy, Inc.	172,285	24,653,983
EOG Resources, Inc.	502,839	56,378,309
EQT Corp.	548,657	29,863,401
Expand Energy Corp.	200,505	21,301,651
Exxon Mobil Corp.	3,896,992	439,385,848
Kinder Morgan, Inc.	1,782,423	50,460,395
Marathon Petroleum Corp.	277,902	53,562,831
Occidental Petroleum Corp.	647,937	30,615,023
ONEOK, Inc.	576,231	42,047,576
Phillips 66	368,089	50,067,466
Targa Resources Corp.	199,165	33,368,104
Texas Pacific Land Corp.	17,151	16,012,860
Valero Energy Corp.	283,202	48,217,973
Williams Cos., Inc.	1,122,050	71,081,867
		1,392,742,579
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	586,839	33,303,113
Southwest Airlines Co.	480,069	15,319,002
United Airlines Holdings, Inc.(a)	292,376	28,214,284
		76,836,399
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	213,842	18,843,757
Kenvue, Inc.	1,780,477	28,897,142
		47,740,899
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	1,872,732	84,460,213
Eli Lilly & Co.	725,158	553,295,554
Johnson & Johnson	2,201,439	408,190,820
Merck & Co., Inc.	2,283,199	191,628,892
Pfizer, Inc.	5,197,106	132,422,261
Viatris, Inc.	1,077,378	10,666,042
Zoetis, Inc., Class A	409,032	59,849,562
		1,440,513,344
Professional Services — 0.6%
Automatic Data Processing, Inc.	370,246	108,667,201
Broadridge Financial Solutions, Inc.	104,979	25,002,848
Dayforce, Inc.(a)(b)	149,647	10,309,182
Equifax, Inc.	113,878	29,213,123
Jacobs Solutions, Inc.	110,662	16,583,807
Leidos Holdings, Inc.	119,286	22,540,283
Paychex, Inc.	293,991	37,266,299
Paycom Software, Inc.	44,828	9,330,500
Verisk Analytics, Inc.	129,074	32,463,402
		291,376,645
Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A(b)	269,354	42,439,416
CoStar Group, Inc.	389,138	32,831,573
		75,270,989
Residential REITs — 0.2%
AvalonBay Communities, Inc.	129,937	25,099,930
Camden Property Trust	98,209	10,486,757
Equity Residential	317,431	20,547,309
Security	Shares	Value
Residential REITs (continued)
Essex Property Trust, Inc.	59,973	$ 16,052,373
Invitation Homes, Inc.	519,096	15,225,086
Mid-America Apartment Communities, Inc.	107,620	15,037,743
UDR, Inc.	278,417	10,373,817
		112,823,015
Retail REITs — 0.3%
Federal Realty Investment Trust	70,241	7,116,116
Kimco Realty Corp.	633,005	13,831,159
Realty Income Corp.	832,076	50,581,900
Regency Centers Corp.	151,604	11,051,931
Simon Property Group, Inc.	298,437	56,007,672
		138,588,778
Semiconductors & Semiconductor Equipment — 13.6%
Advanced Micro Devices, Inc.(a)	1,483,426	240,003,493
Analog Devices, Inc.	453,004	111,303,083
Applied Materials, Inc.	733,556	150,188,255
Broadcom, Inc.	4,299,397	1,418,414,064
First Solar, Inc.(a)(b)	98,251	21,667,293
Intel Corp.	4,017,262	134,779,140
KLA Corp.	120,624	130,105,046
Lam Research Corp.	1,156,892	154,907,839
Microchip Technology, Inc.	492,977	31,658,983
Micron Technology, Inc.	1,022,981	171,165,181
Monolithic Power Systems, Inc.	43,974	40,484,223
NVIDIA Corp.	22,303,801	4,161,443,191
NXP Semiconductors NV	229,281	52,214,162
ON Semiconductor Corp.(a)	368,877	18,189,325
QUALCOMM, Inc.	985,868	164,009,000
Skyworks Solutions, Inc.	136,217	10,485,985
Teradyne, Inc.	146,728	20,195,642
Texas Instruments, Inc.	831,033	152,685,693
		7,183,899,598
Software — 11.3%
Adobe, Inc.(a)	387,757	136,781,282
AppLovin Corp., Class A(a)	247,462	177,811,345
Autodesk, Inc.(a)	196,565	62,442,804
Cadence Design Systems, Inc.(a)	248,398	87,252,281
Crowdstrike Holdings, Inc., Class A(a)(b)	227,143	111,386,384
Datadog, Inc., Class A(a)	292,994	41,722,346
Fair Isaac Corp.(a)(b)	21,850	32,699,180
Fortinet, Inc.(a)	588,076	49,445,430
Gen Digital, Inc.	501,822	14,246,727
Intuit, Inc.	254,983	174,130,441
Microsoft Corp.	6,794,584	3,519,254,783
Oracle Corp.	1,514,841	426,033,883
Palantir Technologies, Inc., Class A(a)	2,078,881	379,229,472
Palo Alto Networks, Inc.(a)(b)	610,367	124,282,929
PTC, Inc.(a)	110,124	22,357,374
Roper Technologies, Inc.	98,783	49,262,094
Salesforce, Inc.	873,870	207,107,190
ServiceNow, Inc.(a)	190,826	175,613,351
Synopsys, Inc.(a)	170,438	84,092,405
Tyler Technologies, Inc.(a)(b)	39,833	20,839,032
Workday, Inc., Class A(a)	195,879	47,153,952
		5,943,144,685
Specialized REITs — 0.8%
American Tower Corp.	430,928	82,876,073
Crown Castle, Inc.	399,309	38,529,325
Digital Realty Trust, Inc.	291,969	50,475,601
Equinix, Inc.	89,270	69,919,835
Extra Space Storage, Inc.	195,314	27,527,555

Schedule of Investments (unaudited)(continued)
September 30, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Iron Mountain, Inc.	264,202	$ 26,932,752
Public Storage	144,681	41,791,107
SBA Communications Corp.	100,105	19,355,302
VICI Properties, Inc.	971,833	31,691,474
Weyerhaeuser Co.	672,914	16,681,538
		405,780,562
Specialty Retail — 1.8%
AutoZone, Inc.(a)	15,373	65,953,860
Best Buy Co., Inc.	174,647	13,206,806
CarMax, Inc.(a)	137,184	6,155,446
Home Depot, Inc.	909,454	368,501,666
Lowe’s Cos., Inc.	512,166	128,712,438
O’Reilly Automotive, Inc.(a)	775,603	83,617,759
Ross Stores, Inc.	302,024	46,025,437
TJX Cos., Inc.	1,019,774	147,398,134
Tractor Supply Co.	491,033	27,925,047
Ulta Beauty, Inc.(a)	41,191	22,521,179
Williams-Sonoma, Inc.	109,476	21,397,084
		931,414,856
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	13,565,455	3,454,171,807
Dell Technologies, Inc., Class C	274,339	38,893,040
Hewlett Packard Enterprise Co.	1,215,797	29,859,974
HP, Inc.	868,302	23,643,864
NetApp, Inc.	179,206	21,228,743
Seagate Technology Holdings PLC	194,104	45,820,190
Super Micro Computer, Inc.(a)(b)	455,834	21,852,682
Western Digital Corp.	313,469	37,635,088
		3,673,105,388
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	139,577	14,148,920
Lululemon Athletica, Inc.(a)(b)	102,634	18,261,668
NIKE, Inc., Class B	1,089,705	75,985,130
Ralph Lauren Corp., Class A	33,662	10,555,057
Tapestry, Inc.	189,456	21,450,208
		140,400,983
Tobacco — 0.6%
Altria Group, Inc.	1,535,572	101,439,886
Philip Morris International, Inc.	1,422,863	230,788,379
		332,228,265
Trading Companies & Distributors — 0.3%
Fastenal Co.	1,057,601	51,864,753
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	58,813	$ 56,146,419
WW Grainger, Inc.	40,311	38,414,770
		146,425,942
Water Utilities — 0.0%
American Water Works Co., Inc.	178,241	24,809,365
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	439,625	105,237,433
Total Common Stocks — 99.1% (Cost: $16,215,893,471)		52,144,702,173
Investment Companies
Capital Markets — 0.7%
iShares Core S&P 500 ETF(c)	549,112	367,520,662
Total Investment Companies — 0.7% (Cost: $351,316,675)		367,520,662
Total Long-Term Investments — 99.8% (Cost: $16,567,210,146)		52,512,222,835
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)(e)	282,700,519	282,841,870
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(d)	101,974,493	101,974,493
Total Short-Term Securities — 0.7% (Cost: $384,758,081)		384,816,363
Total Investments — 100.5% (Cost: $16,951,968,227)		52,897,039,198
Liabilities in Excess of Other Assets — (0.5)%		(259,892,650)
Net Assets — 100.0%		$ 52,637,146,548

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
S&P 500 Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 196,905,512	$ 85,981,456 (a)	$ —	$ (41,605)	$ (3,493)	$ 282,841,870	282,700,519	$ 1,219,929 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	120,252,759	—	(18,278,266)(a)	—	—	101,974,493	101,974,493	5,419,902	—
Blackrock, Inc.	138,023,886	5,410,155	(9,698,479)	720,188	19,021,709	153,477,459	131,642	2,125,008	—
iShares Core S&P 500 ETF	299,532,746	2,276,236,019	(2,218,441,469)	56,568,720	(46,375,354)	367,520,662	549,112	1,740,377	—
				$ 57,247,303	$ (27,357,138)	$ 905,814,484		$ 10,505,216	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	321	12/19/25	$ 108,157	$ 1,026,998
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 52,144,702,173	$ —	$ —	$ 52,144,702,173
Investment Companies	367,520,662	—	—	367,520,662

Schedule of Investments (unaudited)(continued)
September 30, 2025
S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 384,816,363	$ —	$ —	$ 384,816,363
	$52,897,039,198	$—	$—	$52,897,039,198
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,026,998	$ —	$ —	$ 1,026,998

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
Master Portfolio Schedule of Investments